Expected credit loss measurement	3 Months Ended
Jun. 30, 2020
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Note 10 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses were USD 272 million during the second quarter of 2020, reflecting net expenses of USD 202 million related to stage 1 and 2 positions and net expenses of USD 70 million related to credit-impaired (stage 3) positions.

Stage 1 and 2 net credit loss expenses of USD 202 million were primarily driven by a net expense of USD 127 million from an update to the forward-looking scenarios, factoring in updated macroeconomic assumptions to reflect the effects of the COVID-19 pandemic, in particular updated GDP and unemployment assumptions. This also led to exposure movements from stage 1 to stage 2 as probabilities of default increased.

The remaining stage 1 and 2 expenses of USD 75 million mainly reflect the effects of expert judgement overlays for selected exposures to Swiss large corporates and small and medium-sized entities, as well as remeasurements within our loan book, mainly in the Investment Bank. These were partly offset by recoveries on energy-related exposures and securities financing transactions with a number of real estate investment trusts, where we had increased allowances in the first quarter of 2020.

Stage 3 net credit loss expenses were USD 70 million. In the Investment Bank, stage 3 net expenses of USD 22 million were driven by USD 38 million of expenses recognized across various positions, partly offset by recoveries on securities financing transactions with a number of real estate investment trusts, where we had increased allowances in the first quarter of 2020. In Group Functions, stage 3 expenses of USD 20 million arose from an energy-related exposure in the Non-core and Legacy Portfolio. In Global Wealth Management, stage 3 net expenses of USD 19 million primarily reflected USD 9 million on a single structured margin-lending position, with the remaining USD 10 million on a number of smaller positions across the portfolios. In Personal & Corporate Banking, stage 3 net expenses of USD 10 million arose primarily on two newly defaulted clients in the corporate lending portfolio.

b) Changes to ECL models, scenarios, scenario weights and key inputs

The outlook for the global economy has deteriorated markedly since the end of 2019 as a result of the COVID-19 outbreak. COVID-19 and related lockdown measures have significantly impacted major economies across the world. Uncertainties are still at a high level, making predictions difficult and displaying several potential triggers for further negative developments.

Scenarios and scenario weights

For the second quarter of 2020, the two scenarios and related macroeconomic factors that were applied in the first quarter of 2020 were reviewed in light of the economic and political conditions prevailing at 30 June 2020 through a series of extraordinary governance meetings, with input from UBS risk and finance experts across the regions and business divisions.

The key aspects of the narratives for the scenarios are summarized below.

–The baseline scenario was updated for 30 June 2020 and takes into account a significant deterioration of GDP in relevant markets. GDP in the US and Switzerland is expected to decline by around 6.4% and 5.5%, respectively, in 2020 – this reflects a very significant drop in the first half of 2020 and an expected sequential rebound of about 4% and 8%, respectively, in the second half of the year. The Eurozone also experiences a very severe contraction in economic activity in 2020, with an 8.2% decline in GDP. In addition, the baseline reflects the sharp increase in unemployment observed in the first half of 2020, with unemployment expected to remain at around 14% in the US and to rise to just below 4% in Switzerland by the end of 2020. Housing prices are assumed to be largely flat in Switzerland but to decrease in the US, by around 4% over the two years 2020 and 2021 in cumulative terms. Overall, economic improvements are expected to take place in 2021, with GDP expected to increase by around 4% in both the US and Switzerland.

–The global crisis scenario (also known as the severe downside scenario) was updated during the second quarter of 2020 to account for updated market data and the impact of the COVID-19 outbreak. The scenario assumptions are considered to be consistent with assumptions for COVID-19-related disruption but to a significantly more adverse degree than what is considered under the baseline scenario, with a full-year GDP contraction expected to continue into 2021 and only a moderate recovery starting from the end of 2021. Relative to their values at the end of the first quarter of 2020 and considering the period until the end of the first quarter of 2021, GDP is assumed to decline by more than 11% in both the US and Switzerland and unemployment to remain elevated, with a peak above 17% and 6% in the US and Switzerland, respectively. Housing prices also decline significantly, by almost 14% and 20% in the US and Switzerland, respectively.

–Given the evolving pandemic, management assessed in the first quarter of 2020 whether an interim review of the upside (asset price inflation) and mild downside (monetary-tightening) scenarios, both of which were applied at the end of 2019, would be warranted, as these scenarios became less probable in the specific circumstances. This assessment was reviewed during the second quarter of 2020 and, consistent with the first quarter, management agreed that the upside and the mild downside narratives should remain in place, as they may become relevant again once there is more clarity on COVID-19; however, their probability weights should be temporarily set to zero given (i) there are too many uncertainties and lack of supportable information on precedent cases that could be used for modeling narratives and economic shock factors, and (ii) the probability weight estimation would have been speculative. This assessment will be reviewed in the third quarter of 2020.

	Baseline
Key parameters	2020	2021
Real GDP growth (annual % change, annual average)
United States	(6.4)	4.5
Eurozone	(8.2)	6.2
Switzerland	(5.5)	4.4
Unemployment rate (annual %, level, 4Q average)
United States	14.1	7.8
Eurozone	9.8	6.6
Switzerland	3.9	3.4
Real estate (annual % change, 4Q average)
United States	(2.8)	(1.6)
Eurozone	(10.2)	8.6
Swiss Single-Family Homes	(0.2)	0.5

As a consequence of the exceptional circumstances and prevailing uncertainties at the end of the second quarter of 2020, UBS decided to keep the weight allocation consistent with the decision made in the first quarter of 2020, with a 70% weighting assigned to the baseline and a 30% weighting assigned to the global crisis scenario. Overall, these weights still reflect the current sentiment regarding the boundaries of economic outcomes, with a bias toward the updated baseline scenario, but give sufficient credence to the global crisis scenario, thereby accounting for the prospect that the pandemic may not be contained effectively.

Economic scenarios and weights applied

ECL scenario

Assigned weights in %

30.6.20

31.3.20

31.12.19

Upside

0.0

0.0

7.5

Baseline

70.0

70.0

42.5

Mild downside

0.0

0.0

35.0

Global crisis

30.0

30.0

15.0

Sensitivity to different scenario weight combinations and ”pro forma all-stage-2” measurement

Expected credit loss (ECL) is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to the baseline scenario, highlighting the non-linearity of credit losses. UBS reported USD 636 million of ECL allowances and provisions for stage 1 or 2 positions at the end of the second quarter of 2020. If UBS had applied a 100% weight to the baseline scenario or 100% weight to the global crisis scenario, ECL allowances and provisions would have been approximately USD 0.5 billion and USD 1.2 billion, respectively. As a way of comparing IFRS 9 to its US GAAP equivalent standard, if all stage 1 and 2 positions across the portfolio had been measured for lifetime ECL irrespective of whether there was a significant increase in credit risk (SICR) status, with a 70% weight applied to the baseline and 30% to the global crisis scenario, ECL allowances and provisions for positions not subject to credit-impairment would have been approximately USD 1.5 billion.

c) ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions

The tables set out below and on the following pages provide information about financial instruments and certain non-financial instruments that are subject to ECL. For amortized-cost instruments, the carrying amount represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike amortized-cost instruments, the allowance for credit losses for FVOCI instruments does not reduce the carrying value of these financial assets. Rather, the carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk.

In addition to on-balance sheet financial assets, certain off-balance sheet and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on the maximum contractual amounts.

USD million	30.6.20
	Carrying amount[1,2]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	149,549	149,549	0	0	0	0	0	0
Loans and advances to banks	15,633	15,534	99	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	85,271	85,271	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	30,846	30,846	0	0	(1)	(1)	0	0
Loans and advances to customers	344,652	318,977	23,673	2,002	(1,089)	(134)	(236)	(719)
of which: Private clients with mortgages	137,563	128,527	8,076	960	(157)	(25)	(93)	(39)
of which: Real estate financing	40,653	34,083	6,559	11	(55)	(10)	(42)	(4)
of which: Large corporate clients	14,376	11,148	2,962	266	(308)	(34)	(58)	(217)
of which: SME clients	13,518	7,845	5,177	496	(319)	(21)	(29)	(269)
of which: Lombard	116,482	116,292	0	191	(71)	(11)	0	(60)
of which: Credit cards	1,396	1,065	304	26	(35)	(9)	(11)	(15)
of which: Commodity trade finance	3,194	3,155	30	9	(83)	(5)	0	(78)
Other financial assets measured at amortized cost	27,253	26,107	404	741	(151)	(40)	(10)	(100)
of which: Loans to financial advisors	2,673	2,090	201	382	(116)	(34)	(7)	(74)
Total financial assets measured at amortized cost	653,205	626,286	24,176	2,743	(1,249)	(181)	(247)	(821)
Financial assets measured at fair value through other comprehensive income	8,624	8,624	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	661,829	634,910	24,176	2,743	(1,249)	(181)	(247)	(821)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,313	14,768	1,369	176	(47)	(11)	(4)	(32)
of which: Large corporate clients	3,494	2,640	733	121	(8)	(3)	(3)	(3)
of which: SME clients	1,293	725	514	54	(25)	(1)	(1)	(24)
of which: Financial intermediaries and hedge funds	6,964	6,910	54	0	(6)	(6)	0	0
of which: Lombard	602	602	0	0	(1)	0	0	(1)
of which: Commodity trade finance	1,601	1,583	18	0	(1)	(1)	0	0
Irrevocable loan commitments	39,651	34,494	5,044	114	(121)	(57)	(64)	0
of which: Large corporate clients	23,167	18,284	4,838	45	(109)	(50)	(59)	0
Forward starting reverse repurchase and securities borrowing agreements	2,210	2,210	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,822	32,892	4,870	60	(65)	(34)	(32)	0
of which: Real estate financing	5,666	5,019	647	0	(25)	(4)	(21)	0
of which: Large corporate clients	4,356	3,482	856	18	(9)	(4)	(5)	0
of which: SME clients	4,980	2,962	1,984	34	(17)	(14)	(4)	0
of which: Lombard	9,410	9,410	0	0	(1)	(1)	0	0
of which: Credit cards	8,159	7,726	425	8	(10)	(7)	(2)	0
Irrevocable committed prolongation of existing loans	4,265	4,240	25	1	(7)	(7)	0	0
Total off-balance sheet financial instruments and other credit lines	100,262	88,604	11,307	351	(240)	(108)	(100)	(32)
Total allowances and provisions					(1,489)	(289)	(346)	(853)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 The presentation of ECL exposures by stage includes best estimates to account for the effect of management overlays on model outputs.

USD million	31.3.20
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	139,258	139,258	0	0	0	0	0	0
Loans and advances to banks	16,972	16,894	78	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	89,648	88,394	449	804	(34)	(2)	(15)	(16)
Cash collateral receivables on derivative instruments	39,545	39,545	0	0	0	0	0	0
Loans and advances to customers	337,551	320,740	14,896	1,914	(936)	(101)	(164)	(671)
of which: Private clients with mortgages	134,759	126,633	7,168	957	(111)	(17)	(55)	(39)
of which: Real estate financing	39,097	33,876	5,205	16	(49)	(6)	(39)	(4)
of which: Large corporate clients	15,343	14,328	849	166	(191)	(21)	(35)	(134)
of which: SME clients	11,943	10,453	1,036	455	(358)	(18)	(20)	(320)
of which: Lombard	114,401	114,144	0	258	(56)	(10)	0	(46)
of which: Credit cards	1,317	985	308	23	(34)	(7)	(14)	(14)
of which: Commodity trade finance	2,801	2,778	13	10	(82)	(5)	0	(77)
Other financial assets measured at amortized cost	23,765	22,820	410	536	(143)	(31)	(15)	(97)
of which: Loans to financial advisors	2,699	2,198	303	198	(112)	(25)	(13)	(73)
Total financial assets measured at amortized cost	646,739	627,651	15,833	3,255	(1,120)	(139)	(195)	(786)
Financial assets measured at fair value through other comprehensive income	7,653	7,653	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	654,392	635,305	15,833	3,255	(1,120)	(139)	(195)	(786)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,830	17,387	361	83	(76)	(8)	(1)	(66)
of which: Large corporate clients	3,742	3,471	244	26	(33)	(1)	0	(32)
of which: SME clients	1,308	1,185	67	56	(28)	0	0	(27)
of which: Financial intermediaries and hedge funds	7,965	7,949	16	0	(5)	(5)	0	0
of which: Lombard	603	603	0	0	(7)	0	0	(7)
of which: Commodity trade finance	1,967	1,951	16	0	(1)	(1)	0	0
Irrevocable loan commitments	28,334	27,701	550	84	(46)	(34)	(13)	0
of which: Large corporate clients	18,224	17,712	453	59	(33)	(26)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	5,123	5,123	0	0	0	0	0	0
Committed unconditionally revocable credit lines	34,487	33,509	942	35	(36)	(20)	(16)	0
of which: Real estate financing	4,989	4,679	310	0	(16)	(3)	(12)	0
of which: Large corporate clients	3,784	3,697	70	17	(2)	(1)	0	0
of which: SME clients	4,644	4,492	133	18	(10)	(9)	(1)	0
of which: Lombard	7,649	7,649	0	0	0	(1)	0	0
of which: Credit cards	8,295	7,923	371	0	(5)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	4,040	4,038	0	2	(4)	(4)	0	0
Total off-balance sheet financial instruments and other credit lines	89,814	87,757	1,852	204	(162)	(66)	(29)	(66)
Total allowances and provisions					(1,282)	(205)	(225)	(852)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,447	12,367	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	326,786	309,499	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	22,980	21,953	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	576,815	558,420	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,159	564,765	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

The table below provides information about the ECL gross exposure and the ECL coverage ratio for our core loan portfolios: Loans and advances to customers, Other financial assets measured at amortized cost and relevant Off-balance sheet exposures. Cash and balances at central banks, Loans and advances to banks, Receivables from securities financing transactions, Cash collateral receivables on derivative instruments, and Financial assets measured at fair value through other comprehensive income are not included in the table below due to their lower sensitivity to ECL.

ECL coverage ratios are calculated by taking ECL allowances and provisions divided by the gross carrying amount of the exposures.

ECL coverage ratios for core loan portfolios	30.6.20
	Gross carrying amount (USD million)[1]				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	345,741	319,111	23,909	2,721	32	4	99	2,643
of which: Private clients with mortgages	137,720	128,552	8,169	1,000	11	2	113	394
of which: Real estate financing	40,708	34,093	6,601	15	14	3	63	2,541
of which: Large corporate clients	14,684	11,182	3,020	483	210	30	191	4,488
of which: SME clients	13,837	7,866	5,206	765	231	27	55	3,520
of which: Lombard	116,554	116,303	0	251	6	1	0	2,403
of which: Credit cards	1,430	1,074	315	41	242	81	354	3,569
of which: Commodity trade finance	3,278	3,160	30	87	254	15	8	8,973
Other financial assets measured at amortized cost	27,404	26,148	414	842	55	15	241	1,194
of which: Loans to financial advisors	2,789	2,124	208	456	415	161	347	1,627

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,313	14,768	1,369	176	29	7	27	1,831
Irrevocable loan commitments	39,651	34,494	5,044	114	31	16	128	0
Committed unconditionally revocable credit lines	37,822	32,892	4,870	60	17	10	65	0
Irrevocable committed prolongation of existing loans	4,265	4,240	25	1	16	16	15	0
1 The presentation of ECL exposures by stage includes best estimates to account for the effect of management overlays on model outputs.

	31.3.20
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	338,486	320,841	15,060	2,585	28	3	109	2,596
of which: Private clients with mortgages	134,870	126,650	7,224	996	8	1	77	390
of which: Real estate financing	39,146	33,881	5,245	20	12	2	75	2,047
of which: Large corporate clients	15,534	14,349	885	300	123	15	401	4,476
of which: SME clients	12,301	10,470	1,055	775	291	17	188	4,129
of which: Lombard	114,457	114,154	0	303	5	1	0	1,508
of which: Credit cards	1,351	993	322	37	254	72	420	3,708
of which: Commodity trade finance	2,882	2,783	13	87	283	18	1	8,818
Other financial assets measured at amortized cost	23,908	22,850	425	633	60	13	360	1,531
of which: Loans to financial advisors	2,811	2,224	317	271	397	114	418	2,702

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,830	17,387	361	83	42	5	30	8,045
Irrevocable loan commitments	28,334	27,701	550	84	16	12	228	0
Committed unconditionally revocable credit lines	34,487	33,509	942	35	11	6	168	0
Irrevocable committed prolongation of existing loans	4,040	4,038	0	2	10	10	0	0

	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	327,550	309,581	15,661	2,308	23	3	79	2,420
of which: Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
of which: Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
of which: Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
of which: SME clients	12,089	9,834	1,464	791	251	18	104	3,420
of which: Lombard	112,915	112,799	0	116	2	0	0	1,566
of which: Credit cards	1,696	1,322	339	35	205	60	404	3,718
of which: Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other financial assets measured at amortized cost	23,123	21,988	463	672	62	16	274	1,420
of which: Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	23	4	30	4,032
Irrevocable loan commitments	27,547	27,078	419	50	13	11	120	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	10	5	143	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	8	8	0	0